ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 10 — ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2025	2024
Accrued service fees	$1,085,597	$1,195,851
Penalty payable*	466,469	640,067
Employee advances for service-related expenses	318,500	118,180
Accrual of PIPE dividend	253,750	—
Medical academic conference fees payable	156,248	71,240
Deposits received from potential investors	143,000	—
Payable for short-term lease	93,211	107,471
Staff reimbursement	91,664	178,485
Deposits-others	71,500	68,500
Others	64,363	138,381
Total	$2,744,302	$2,518,175

Penalty payable*: The Company failed to renew its previous manufacture license within the prescribed time period under relevant regulations due to employee oversight in 2021. As a result, there was a time gap of approximately two months between the cancellation of the expired license and the receipt of a new one. In November 2024, the Company was imposed a confiscation of our sales revenue during such period and an administrative penalty in an aggregate amount of $640,067.